Subsequent Event: (Details 1) (USD $)	Nov. 27, 2012
: Large Note Holders % of notes	$ 98.74
: Large Note Holders FV of notes	84,367,000
: Large Note Holders cash received	16,875,500
: Large Note Holders shares received	12,406,913
: Large Note Holders value of shares received	42,183,500
: Large Note Holders modified notes	25,308,000
: Large Note Holders CVR	5.465%
: Other Note Holders % of notes	0.04%
: Other Note Holders FV of notes	38,000
: Other Note Holders cash received	12,000
: Other Note Holders shares received	5,588
: Other Note Holders value of shares received	19,000
: Other Note Holders modified notes	7,000
: Other Note Holders CVR	0.003%
: Total electing Restructuring %	98.78%
: Total electing Restructuring FV of notes	84,405,000
: Total electing Restructuring cash received	16,887,500
: Total electing Restructuring shares received	12,412,501
: Total electing Restructuring value of shares received	42,202,500
: Total electing Restructuring modified notes	25,315,000
: Total electing Restructuring CVR	5.468%
: Non-electing Note Holders % of notes	1.22%
: Non-electing Note Holders FV of notes	1,042,000
: Total notes subject to Restructuring %	100.00%
: Total notes subject to Restructuring FV of notes	85,447,000
: Cash paid in July 2012 pursuant to the Restructuring	(15,439,500)
: Notes outstanding September 30, 2012	70,007,500
: Less: Non-electing Note holders	(1,042,000)
: Total Notes participating in Restructuring	68,965,500
: Total Notes participating in Restructuring cash received Nov 2012	1,448,000
: Total Notes participating in Restructuring shares received	12,412,501
: Total Notes participating in Restructuring value of shares received	42,202,500
: Total Notes participating in Restructuring modified notes	25,315,000
Restructuring transaction - November 27, 2012:
: Remaining cash paid- Electing Note Holders	(1,448,000)
: Equity issued value of shares	(42,202,500)
: Modified Notes post closing	25,315,000
: Non-electing Other Note Holders	1,042,000
: Notes remaining outstanding	$ 26,357,000